Trade receivables - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 236	$ 365
Minimum
Trade Receivables [Line Items]
Term of trade receivables	30 days
Maximum
Trade Receivables [Line Items]
Term of trade receivables	90 days